Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt

14.	Debt

The carrying value of our long-term debt at December 31, 2011 and 2010 was as follows:

(Millions)	2011	2010
Senior notes, 5.75%, due 2011 (1)	$—	$450.0
Senior notes, 7.875%, due 2011 (1)	—	449.9
Senior notes, 6.0%, due 2016	748.0	747.6
Senior notes, 6.5%, due 2018	499.1	498.9
Senior notes, 3.95%, due 2020	742.6	741.7
Senior notes, 4.125%, due 2021	493.4	—
Senior notes, 6.625%, due 2036	798.7	798.7
Senior notes, 6.75%, due 2037	695.9	695.7
Total long-term debt	$3,977.7	$4,382.5

(1)	The 5.75% senior notes and the 7.875% senior notes were repaid in June 2011 and March 2011, respectively. These were classified as current in the consolidated balance sheet as of December 31, 2010.

In 2011, we entered into two interest rate swaps with an aggregate notional value of $250 million. We designated these swaps as cash flow hedges against interest rate exposure related to the forecasted future issuance of fixed-rate debt. At December 31, 2011, these interest rate swaps had an aggregate fair value loss of $6 million, which was reflected in accumulated other comprehensive loss.

In May 2011, we issued $500 million of 4.125% senior notes due 2021 (the “2011 senior notes”) in anticipation of the scheduled maturity of our 5.75% senior notes due June 2011.  In the first half of 2011, prior to issuing the 2011 senior notes, we entered into two interest rate swaps with an aggregate notional value of $250 million and designated those interest rate swaps as a hedge against interest rate exposure related to the forecast issuance of that fixed-rate debt.  We terminated the swaps concurrently with issuing the 2011 senior notes and upon termination of the swaps, paid $9 million to the swap counterparty.  The related $9 million loss is recorded in accumulated other comprehensive income and is being amortized as interest expense over the ten-year life of the 2011 senior notes.

In August 2010, we issued $750 million of 3.95% senior notes due 2020 (the “2010 senior notes”) in anticipation of the 2011 scheduled maturity of certain of our senior notes. In connection with this debt issuance, we terminated five forward-starting interest rate swaps (with an aggregate notional value of $500 million) that we held as a hedge against interest rate exposure in anticipation of this issuance. Upon termination of the swaps, we paid $38 million to our counterparties, which was recorded in other comprehensive income and is being amortized as an increase to interest expense over the life of the 2010 senior notes.

At December 31, 2011, we had approximately $426 million of commercial paper outstanding with a weighted average interest rate of .38%.  At December 31, 2010, we did not have any commercial paper outstanding.

We paid $254 million, $243 million and $244 million in interest in 2011, 2010 and 2009, respectively.

At December 31, 2011, we had an unsecured $1.5 billion revolving credit agreement (the “Facility”) with several financial institutions which terminates in March 2013.  The Facility provides for the issuance of up to $200 million of letters of credit at our request, which count as usage of the available commitments under the Facility.  Upon our agreement with one or more financial institutions, we may expand the aggregate commitments under the Facility to a maximum of $2.0 billion. Various interest rate options are available under the Facility.  Any revolving borrowings mature on the termination date of the Facility.  We pay facility fees on the Facility ranging from .045% to .175% per annum, depending upon our long-term senior unsecured debt rating.  The facility fee was .06% at December 31, 2011.  The Facility contains a financial covenant that requires us to maintain a ratio of total debt to consolidated capitalization as of the end of each fiscal quarter at or below .5 to 1.0.  For this purpose, consolidated capitalization equals the sum of total shareholders’ equity, excluding any overfunded or underfunded status of our pension and OPEB plans and any net unrealized capital gains and losses, and total debt (as defined in the Facility).  We met this requirement at December 31, 2011.  There were no amounts outstanding under the Facility at any time during the year ended December 31, 2011.